CONTRACT COSTS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2021 USD ($)
Movement of contract costs
Beginning balance	Rp 1,708	Rp 1,185
Addition current year	1,325	1,041
Amortisation during the year	(769)	(518)
Ending balance	2,264	1,708
Short term portion	(656)	(454)	$ (46)
Long term portion	1,608	1,254	$ 113
Provision for impairment of contract costs	0	0
Cost to obtain contracts
Movement of contract costs
Beginning balance	1,245	696
Addition current year	568	699
Amortisation during the year	(281)	(150)
Ending balance	1,532	1,245
Short term portion	(312)	(193)
Long term portion	1,220	1,052
Cost to fulfill
Movement of contract costs
Beginning balance	463	489
Addition current year	757	342
Amortisation during the year	(488)	(368)
Ending balance	732	463
Short term portion	(344)	(261)
Long term portion	Rp 388	Rp 202